CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Loss	$ (287,763)	$ (4,148,947)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Amortization Of Convertible Note Discount	1,556	444
Depreciation Of Right-of-use Assets	25,087	0
Stock-based Compensation For Services	101,715	4,074,000
Non-cash Lease Expense	2,509	0
Non-cash Convertible Note Expense	2,614	0
Change In Operating Assets And Liabilities:
Accounts Receivable	(15,399)	129
Deposits, Prepayments And Other Receivables	245	(8,482)
Accounts Payable	15,696	0
Accrued Liabilities And Other Payables	44,848	11,608
Net Cash Used In Operating Activities	(108,892)	(71,248)
Cash Flows From Financing Activities:
Advance From A Director	86,378	116,572
Proceed From Issuance Of Convertible Bonds	0	33,000
Repayment To Lease Liabilities	(26,983)	(22,840)
Net Cash Provided By Financing Activities	59,395	126,732
Effect On Exchange Rate Change On Cash And Cash Equivalents	610	(331)
Net Change In Cash And Cash Equivalents	(48,887)	55,153
Beginning Of Year	64,496	9,343
End Of Year	15,609	64,496
Supplemental Disclosure Of Cash Flow Information
Cash Paid For Tax	0	0
Cash Paid For Interest	$ 0	$ 0